DISPOSITIONS AND BUSINESSES HELD FOR SALE	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Discontinued Operations and Disposal Groups [Abstract]
DISPOSITIONS AND BUSINESSES HELD FOR SALE
NOTE 3. DISPOSITIONS AND BUSINESSES HELD FOR SALE.
In 2022, we signed a binding agreement to sell a portion of our Steam Power business within our Power segment to Electricité de France S.A. (EDF). We are working with EDF to complete the sale as soon as possible, subject to regulatory approvals and other closing conditions. Closing the transaction is expected to result in a significant gain.

The major components of assets and liabilities of the business held for sale in the Company’s Combined Statement of Financial Position are summarized as follows:

ASSETS AND LIABILITIES OF BUSINESS HELD FOR SALE	March 31, 2024	December 31, 2023
Cash and cash equivalents	$72	$603
Current receivables, inventories, and contract assets	633	551
Property, plant and equipment, and intangibles – net	236	237
Other assets	52	53
Assets of business held for sale	$993	$1,444
Contract liabilities and deferred income	$964	$1,001
Accounts payable and equipment project payables	218	177
Other liabilities	290	270
Liabilities of business held for sale	$1,472	$1,448

NOTE 3. DISPOSITIONS AND BUSINESSES HELD FOR SALE
In the fourth quarter of 2021, we completed the sale of the Company’s share of our boiler manufacturing business in China in our Power segment. In connection with the transaction, we recorded a loss on the disposal of this business of $170 million in Other income (expense) – net in our Combined Statement of Income (Loss). See Note 17 for further information.
In the first quarter of 2022, we signed a non-binding memorandum of understanding and in the fourth quarter of 2022, we signed a binding agreement to sell a portion of our Steam business within our Power segment to Electricité de France S.A. (“EDF”). We are working with EDF to complete the sale as soon as possible, subject to regulatory approvals and other closing conditions. Closing the transaction is expected to result in a significant gain.
The major components of assets and liabilities of the business held for sale in the Company’s Combined Statement of Financial Position are summarized as follows:

Assets and Liabilities of Business Held for Sale
As of December 31,	2023	2022
Cash and cash equivalents	$603	$21
Current receivables, inventories, and contract assets	551	504
Property, plant and equipment and intangible assets – net	237	214
Other assets	53	81
Assets of business held for sale	$1,444	$820
Contract liabilities and deferred income	1,001	1,073
Accounts payable and equipment project payables	177	167
Other liabilities	270	321
Liabilities of business held for sale	$1,448	$1,561